Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 225,791	$ 196,614
Less accumulated depreciation	(154,081)	(136,129)
Property and equipment, net	71,710	60,485
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,620	14,620
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	42,404	42,033
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	166,772	137,966
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,995	$ 1,995